Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Accrued Liabilities
Schedule of Accrued Liabilities
	March 31, 2025	June 30, 2024
Accrued professional fees	189,957	312,500
Accrued sales tax	36,445	28,539
Other accrued liabilities	(2,867)	395,368
	$223,535	$736,407

	June 30, 2024	June 30, 2023
Accrued professional fees	312,500	666,495
Accrued sales tax	28,539	37,429
Accrued expenses from sale of manufacturing operations	-	1,360,000
Other accrued liabilities	395,368	375,870
	$736,407	$2,439,794

Schedule of acquisition payable
	June 30, 2024	June 30, 2023
Payments related to the acquisition of Cygnet	$413,152	$152,500
	$413,152	$152,500